Information about Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2019
Information About Subsidiaries [abstract]
Schedule of subsidiaries

			06.30.19		06.30.18
Name of the entity	Place of business / Country of incorporation	Main activity	% of ownership interest held	% of ownership interest held by non-controlling interests	% of ownership interest held	% of ownership interest held by non-controlling interests

Panamerican Mall S.A.	Argentina	Real estate	80.00%	20.00%	80.00%	20.00%
Torodur S.A.	Uruguay	Investment	100.00%	0.00%	100.00%	-
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	10.00%	90.00%	10.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	0.05%	99.95%	0.05%
Entertainment Holdings S.A.	Argentina	Investment	70.00%	30.00%	70.00%	30.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	46.32%	53.68%	46.32%
Fibesa S.A.	Argentina	Mandatory	97.00%	3.00%	97.00%	3.00%
Centro de entretenimiento La Plata S.A.	Argentina	Real estate	95.00%	5.00%	100.00%	-
La Maltería S.A.	Argentina	Real estate	99.99%	0.01%	-	-
Pareto S.A.	Argentina	Design and development sofware	69.96%	30.04%	-	-

Schedule of financial information of subsidiaries

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.19	625,699	13,867,781	664,736	3,913,583	9,915,161	20%	1,983,032	80%	7,932,129
06.30.18	1,064,524	13,667,603	637,075	4,523,874	9,571,179	20%	1,914,236	80%	7,656,943

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase in cash and cash equivalents	Dividends paid to non-controlling interest
06.30.19	1,548,849	343,983	744,566	(498,307)	(115,484)	130,775	-
06.30.18	1,182,207	2,457,550	454,251	(1,240,457)	812,294	26,088	56,628